Significant Accounting Policies (Details) - Schedule of cash, cash equivalents and restricted cash balances reported in the statements of cash flows - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Cash Cash Equivalents And Restricted Cash Balances Reported In The Statements Of Cash Flows Abstract
Cash and cash equivalents, as reported on the balance sheets	$ 5,836	$ 23,236
Restricted cash, as reported on the balance sheets	850	618
Cash, cash equivalents, and restricted cash, as reported in the statements of cash flows	$ 6,686	$ 23,854